REGULATORY CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations
The Bank's actual capital amounts and ratios at December 31, 2012 and 2011 were as follows:

December 31, 2012	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Tier I Capital Ratio	$103,547	11.08%	$37,382	4.00%	$46,727	5.00%
Tier I Risk-based Capital Ratio	103,547	20.20	20,504	4.00	30,757	6.00
Total Risk-based Capital Ratio	109,751	21.41	41,009	8.00	51,262	10.00
Tangible Equity Ratio	103,547	11.08	14,018	1.50	N/A	N/A

December 31, 2011	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Tier I Capital Ratio	$101,574	10.86%	$37,412	4.00%	$46,765	5.00%
Tier I Risk-based Capital Ratio	101,574	21.09	19,265	4.00	28,897	6.00
Total Risk-based Capital Ratio	106,997	22.21	38,540	8.00	48,175	10.00
Tangible Equity Ratio	101,574	10.86	14,030	1.50	N/A	N/A

Reconciliation of US GAAP and Bank Equity
Reconciliations of the Company’s total capital to the Bank’s regulatory capital are as follows:

	December 31,
	2012	2011
	(In Thousands)
Total capital per consolidated financial statements	$125,759	$130,517
Holding company equity not available for regulatory capital	(15,811)	(24,495)
Accumulated (gains) losses on available for sale securities	(1,619)	477
Intangible assets	(3,451)	(3,729)
Disallowed servicing asset	(100)	—
Disallowed deferred tax asset	(1,231)	(1,196)
Total tier 1 capital	103,547	101,574
Adjustments for total capital:
Allowance for loan and credit losses	6,204	5,423
Total capital per regulatory reporting	$109,751	$106,997